Schedule of Assets (Held at End of Year) (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,337,281,072	$ 8,334,643,410
Notes receivable from participants	47,578,351
Total	$ 9,611,220,773
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: American General Life Insurance Company | Synthetic Guaranteed Investment Contract, 3.23%
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 0
Investment, Identifier [Axis]: AstraZeneca Co. Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 182,911,185
Investment, Identifier [Axis]: AstraZeneca PLC | ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares	1,953,465
Current Value	$ 179,582,037
Investment, Identifier [Axis]: BlackRock Total Return Bond Fund L | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	77,082,233
Investment, Identifier [Axis]: Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,147,126,132
Investment, Identifier [Axis]: Commingled Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,944,172,080
Investment, Identifier [Axis]: DCM Private Equity Fund II LLC | Private Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21,391
Investment, Identifier [Axis]: FIAM Cash Commingled Pool | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	220,215,920
Investment, Identifier [Axis]: Fidelity Diversified International Commingled Pool | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	128,558,701
Investment, Identifier [Axis]: Fidelity FIMM Government Money Market Portfolio | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,161,875
Investment, Identifier [Axis]: Fidelity Government Portfolio Institution | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,329,148
Investment, Identifier [Axis]: GQG Emerging Markets Eq R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	53,542,108
Investment, Identifier [Axis]: GQG Partners US Select Quality Equity CIT Class F | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	627,707,946
Investment, Identifier [Axis]: IGT Dodge And Cox Core Fixed Income Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,164,262
Investment, Identifier [Axis]: IGT Invesco Core Fixed Income Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,157,413
Investment, Identifier [Axis]: IGT Invesco Intermediate Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,185,711
Investment, Identifier [Axis]: IGT Invesco Short Term Bond Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	75,811,249
Investment, Identifier [Axis]: IGT Jennison Intermediate Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,194,190
Investment, Identifier [Axis]: IGT Loomis Sayles Core Fixed Income Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,158,300
Investment, Identifier [Axis]: IGT Loomis Sayles Intermediate Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,160,049
Investment, Identifier [Axis]: IGT PIMCO Core Fixed Income Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,152,073
Investment, Identifier [Axis]: IGT PIMCO Intermediate Fund | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,163,280
Investment, Identifier [Axis]: Massachusetts Mutual Life Insurance Company | Synthetic Guaranteed Investment Contract, 3.23%
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	0
Investment, Identifier [Axis]: Metropolitan Life Insurance Company Inc. | Guaranteed Investment Contract, Due 6/30/28
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,567,076
Investment, Identifier [Axis]: Metropolitan Life Insurance Company Inc. | Guaranteed Investment Contract, Due 9/30/27
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,340,410
Investment, Identifier [Axis]: Metropolitan Tower Life Insurance Company Inc. | Synthetic Guaranteed Investment Contract, 3.24%
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	0
Investment, Identifier [Axis]: Nationwide Life Insurance Company | Synthetic Guaranteed Investment Contract, 3.24%
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	0
Investment, Identifier [Axis]: New York Life Insurance Company | Guaranteed Investment Contract, Due 12/31/27
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,331,611
Investment, Identifier [Axis]: New York Life Insurance Company | Guaranteed Investment Contract, Due 9/30/27
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,966,576
Investment, Identifier [Axis]: Principal Life Insurance Company | Guaranteed Investment Contract, Due 12/29/28
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,509,255
Investment, Identifier [Axis]: Principal Life Insurance Company | Guaranteed Investment Contract, Due 9/30/26
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,622,055
Investment, Identifier [Axis]: Private Equity Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value, gross	367,692
Investment, Identifier [Axis]: Protective Life Insurance Company | Guaranteed Investment Contract, Due 3/31/26
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,628,849
Investment, Identifier [Axis]: Prudential Insurance Company of America | Guaranteed Investment Contract, Due 12/29/28
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,748,234
Investment, Identifier [Axis]: Prudential Insurance Company of America | Guaranteed Investment Contract, Due 6/30/27
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,500,757
Investment, Identifier [Axis]: Prudential Insurance Company of America | Synthetic Guaranteed Investment Contract, 3.23%
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	0
Investment, Identifier [Axis]: RGA Reinsurance Company | Synthetic Guaranteed Investment Contract, 3.24%
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	0
Investment, Identifier [Axis]: Russell 2500 Alpha Tilts Fund T | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	402,253,447
Investment, Identifier [Axis]: Stable Value Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	235,523,225
Investment, Identifier [Axis]: Summit Partners Private Equity Fund VII | Private Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	346,301
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust | Large Blend Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,014,093,369
Investment, Identifier [Axis]: Vanguard Institutional Extended Market Index Trust | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	406,318,636
Investment, Identifier [Axis]: Vanguard Institutional Total Bond Market Index Trust | Intermediate-Term Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	208,803,124
Investment, Identifier [Axis]: Vanguard Institutional Total International Stock Market Index Trust | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	284,989,249
Investment, Identifier [Axis]: Vanguard Target 2020 | Target Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	107,956,548
Investment, Identifier [Axis]: Vanguard Target 2025 | Target Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	335,490,712
Investment, Identifier [Axis]: Vanguard Target 2030 | Target Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	728,621,836
Investment, Identifier [Axis]: Vanguard Target 2035 | Target Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	967,219,359
Investment, Identifier [Axis]: Vanguard Target 2040 | Target Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	842,624,891
Investment, Identifier [Axis]: Vanguard Target 2045 | Target Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	698,084,713
Investment, Identifier [Axis]: Vanguard Target 2050 | Target Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	493,123,354
Investment, Identifier [Axis]: Vanguard Target 2055 | Target Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	273,050,926
Investment, Identifier [Axis]: Vanguard Target 2060 | Target Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	131,950,611
Investment, Identifier [Axis]: Vanguard Target 2065 | Target Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	71,215,184
Investment, Identifier [Axis]: Vanguard Target 2070 | Target Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,173,845
Investment, Identifier [Axis]: Vanguard Target Income | Target Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 58,763,608